Liabilities Subject to Compromise - Real Estate Securitization Transaction (Detail) R$ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2012 BRL (R$)	Aug. 31, 2010 BRL (R$) Property	Dec. 31, 2017 BRL (R$) Installment	Dec. 31, 2016 BRL (R$)
Real Estate Receivables Certificates (CRIs)
Liabilities Subject To Compromise Disclosures [Line Items]
Net proceeds from the assignment of lease receivables | R$		R$ 1,585
Real Estate Receivables Certificates redeemed by subsidiaries | R$	R$ 393
Aggregate amount of claims under the obligations to make the assigned payments recognized | R$			R$ 1,519	R$ 1,519
Semi-annual installments beginning in the 66th month following the Brazilian Confirmation Date to be made to pay the recognized claims | Installment			24
Rate at which recognized amount of claims accrue interest as a percentage of CDI rate			80.00%
Real Estate Receivables Certificates (CRIs) | Installment One
Liabilities Subject To Compromise Disclosures [Line Items]
Semi-annual installments beginning in the 66th month following the Brazilian Confirmation Date to be made to pay the recognized claims | Installment			10
Percentage of amount of recognized claims to be settled with each semi-annual installment			2.00%
Real Estate Receivables Certificates (CRIs) | Installment Two
Liabilities Subject To Compromise Disclosures [Line Items]
Semi-annual installments beginning in the 66th month following the Brazilian Confirmation Date to be made to pay the recognized claims | Installment			13
Percentage of amount of recognized claims to be settled with each semi-annual installment			5.70%
Telemar | Copart 4
Liabilities Subject To Compromise Disclosures [Line Items]
Real estate properties | Property		162
Telemar | Copart 4 | Maximum
Liabilities Subject To Compromise Disclosures [Line Items]
Lease contracts term		12 years
Telemar | Copart 5
Liabilities Subject To Compromise Disclosures [Line Items]
Real estate properties | Property		101
Telemar | Copart 5 | Maximum
Liabilities Subject To Compromise Disclosures [Line Items]
Lease contracts term		12 years